Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Fully amortized intangible assets, retired	$ 135,300
Intangible assets additions	19,632	$ 23,969
Cash paid for purchases of intangible assets	20,112	16,630	$ 171,450
Cash paid for purchases of intangible assets accrued in prior years	4,800
Amortization of intangible assets	93,714	104,371	$ 103,200
Impairments	(12,829)	0
2022 Restructuring Plan | Affiliated Entity
Finite-Lived Intangible Assets [Line Items]
Impairments	(12,800)
Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets additions		24,000
Cash paid for purchases of intangible assets	10,900	8,100
Prepaid Expenses and Other Current Assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets additions	7,000	900
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	4,400	200
Licenses
Finite-Lived Intangible Assets [Line Items]
Intangible assets additions	$ 1,700	15,000
Cash paid for purchases of intangible assets accrued in prior years		$ 8,400